FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       July 27, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       84

Form 13F Information Table Value Total:       $173,219



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      470     9588 SH       SOLE                              9588
Accenture Ltd                  COM              g1150g111     2148    94750 SH       SOLE                             94750
Adobe Systems Inc              COM              00724F101     2194    76700 SH       SOLE                             76700
Alltel Corp                    COM              020039103     2114    33950 SH       SOLE                             33950
Altria Group Inc               COM              02209S103      424     6565 SH       SOLE                              6565
American Express Co            COM              025816109     2129    40000 SH       SOLE                             40000
American International Group   COM              026874107     1087    18710 SH       SOLE                             18710
Amgen Inc                      COM              031162100     2716    44920 SH       SOLE                             44920
Amphenol Corp-CL A             COM              032094203     2944    73300 SH       SOLE                             73300
Avery-Dennison Corp            COM              053611109      323     6100 SH       SOLE                              6100
Bank of America Corp           COM              060505104     5070   111159 SH       SOLE                            111159
BellSouth Corp                 COM              079860102     2983   112285 SH       SOLE                            112285
Best Buy Co Inc                COM              086516101     3382    49335 SH       SOLE                             49335
Caremark Rx Inc                COM              141705103     3831    86040 SH       SOLE                             86040
Cendant Corp                   COM              151313103     2216    99050 SH       SOLE                             99050
Chevron Corp                   COM              166764100     4099    73300 SH       SOLE                             73300
Cisco Systems Inc              COM              17275R102     2671   139970 SH       SOLE                            139970
Citigroup Inc                  COM              172967101     2881    62312 SH       SOLE                             62312
Coach Inc                      COM              189754104     4710   140290 SH       SOLE                            140290
Coca Cola Co                   COM              191216100      771    18468 SH       SOLE                             18468
Costco Wholesale Corp          COM              22160K105      282     6310 SH       SOLE                              6310
Cullen/Frost Bankers           COM              229899109     2211    46400 SH       SOLE                             46400
Danaher Corp                   COM              235851102     2658    50775 SH       SOLE                             50775
Dell Inc                       COM              24702R101     7797   197587 SH       SOLE                            197587
Dow Chemical Co                COM              260543103      401     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      206    15000 SH       SOLE                             15000
East West Bancorp Inc          COM              27579R104      202     6000 SH       SOLE                              6000
Ebay Inc                       COM              278642103     2073    62796 SH       SOLE                             62796
Exxon Mobil Corp               COM              30231G102     3637    63288 SH       SOLE                             63288
Fannie Mae                     COM              313586109     1077    18440 SH       SOLE                             18440
General Electric Co            COM              369604103     6148   177418 SH       SOLE                            177418
Gillette Co                    COM              375766102      304     6000 SH       SOLE                              6000
Goldman Sachs Group Inc        COM              38141g104     2122    20800 SH       SOLE                             20800
HCA Inc                        COM              404119109     2216    39100 SH       SOLE                             39100
Health Management Assoc Inc    COM              421933102      616    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     3368    86588 SH       SOLE                             86588
Illinois Tool Works Inc        COM              452308109     1052    13200 SH       SOLE                             13200
International Business Machine COM              459200101     1113    15004 SH       SOLE                             15004
Intuit Inc                     COM              461202103     1897    42050 SH       SOLE                             42050
Johnson & Johnson              COM              478160104     4975    76539 SH       SOLE                             76539
Kellogg Co                     COM              487836108     2295    51650 SH       SOLE                             51650
Lehman Brothers Holding Inc    COM              524908100     3008    30300 SH       SOLE                             30300
Lennar Corp                    COM              526057104     2084    32850 SH       SOLE                             32850
Lowe's Companies               COM              548661107      643    11050 SH       SOLE                             11050
MBNA Corp                      COM              55262L100     1318    50401 SH       SOLE                             50401
Masco Corp                     COM              574599106     1839    57900 SH       SOLE                             57900
McGraw-Hill Companies Inc      COM              580645109     2466    55720 SH       SOLE                             55720
Medtronic Inc                  COM              585055106     1393    26900 SH       SOLE                             26900
Mercury Interactive Corp       COM              589405109     1596    41600 SH       SOLE                             41600
Microsoft Corp                 COM              594918104     4254   171240 SH       SOLE                            171240
Nike Inc Cl B                  COM              654106103     2432    28085 SH       SOLE                             28085
Northern Trust Corp.           COM              665859104      598    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     1855    23225 SH       SOLE                             23225
Oracle Corp                    COM              68389X105     2163   163900 SH       SOLE                            163900
Paychex Inc                    COM              704326107     1646    50600 SH       SOLE                             50600
Pfizer Inc                     COM              717081103     1177    42675 SH       SOLE                             42675
Praxair Inc                    COM              74005P104     1808    38800 SH       SOLE                             38800
Procter & Gamble Co            COM              742718109     3273    62045 SH       SOLE                             62045
SBC Communications Inc         COM              78387G103      573    24121 SH       SOLE                             24121
Schering Plough Corp           COM              806605101      255    13405 SH       SOLE                             13405
Smith International Inc        COM              832110100      399     6264 SH       SOLE                              6264
Southern Co                    COM              842587107      369    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     3904    89525 SH       SOLE                             89525
Stryker Corp                   COM              863667101     3283    69025 SH       SOLE                             69025
SunTrust Banks Inc             COM              867914103      708     9798 SH       SOLE                              9798
Symantec Corp                  COM              871503108      487    22400 SH       SOLE                             22400
The Timberland Company         COM              887100105     2804    72430 SH       SOLE                             72430
United Parcel Service -CL B    COM              911312106     2415    34925 SH       SOLE                             34925
United Technologies Corp       COM              913017109     4516    87950 SH       SOLE                             87950
UnitedHealth Group Inc         COM              91324p102     3360    64450 SH       SOLE                             64450
Wachovia Corp                  COM              929903102     3678    74151 SH       SOLE                             74151
Wal-Mart Stores Inc            COM              931142103     3364    69785 SH       SOLE                             69785
Walgreen Co                    COM              931422109     1032    22450 SH       SOLE                             22450
Wellpoint Inc                  COM              94973V107      877    12600 SH       SOLE                             12600
Wells Fargo Company            COM              949746101     3367    54675 SH       SOLE                             54675
Wm Wrigley Jr Co               COM              982526105     1762    25600 SH       SOLE                             25600
Wyeth                          COM              983024100     2156    48450 SH       SOLE                             48450
XTO Energy Inc                 COM              98385X106     3154    92778 SH       SOLE                             92778
American EuroPacific Growth Fu                  298706102      211 5865.349000SH     SOLE                        5865.349000
American High Income Tr SBI                     026547109      161 13070.603000SH    SOLE                        13070.603000
American Wash Mutual Invst-A                    939330106      285 9339.493000SH     SOLE                        9339.493000
Munder Midcap Core Growth Fd C                  626124283      238 11081.540000SH    SOLE                        11081.540000
Nations Marsico Growth Fd Cl A                  638914473      278 15904.676000SH    SOLE                        15904.676000
New Perspective Fund Cl A                                      219 8051.615000SH     SOLE                        8051.615000